Expense Example {- Fidelity® Total Bond ETF} - 10.31 Fidelity Fixed-Income ETFs Combo PRO-07 - Fidelity® Total Bond ETF - Fidelity Total Bond ETF-Default	Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 37
3 years	116
5 years	202
10 years	$ 456